ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES
Advances to suppliers - current	¥ 3,271,284	¥ 1,536,155		$ 474,292
Advances to suppliers - non-current	310,375	296,709		$ 45,000
Advances to suppliers, net	3,581,659	1,832,864
Provision for advance to suppliers	0	0	¥ 0
Wrote off balances of advances to suppliers	¥ 0	¥ 6,000	¥ 2,000